Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
January 31, 2024
LCSK6-NPRT3-0324
1.9883969.106
Common Stocks - 92.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	1,301	50,059
Verizon Communications, Inc.	1,605	67,972
		118,031
Entertainment - 0.8%
The Walt Disney Co.	1,844	177,116
Universal Music Group NV	6,450	190,131
		367,247
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (b)	5,708	799,691
Class C (b)	5,119	725,874
Match Group, Inc. (b)	4,475	171,751
Meta Platforms, Inc. Class A	2,565	1,000,709
Snap, Inc. Class A (b)	11,210	178,127
		2,876,152
Media - 2.2%
Charter Communications, Inc. Class A (b)	61	22,613
Comcast Corp. Class A	16,926	787,736
Interpublic Group of Companies, Inc.	4,319	142,484
		952,833
TOTAL COMMUNICATION SERVICES		4,314,263
CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.1%
BorgWarner, Inc.	1,629	55,223
Automobiles - 0.1%
General Motors Co.	683	26,500
Rivian Automotive, Inc. (b)	2,400	36,744
		63,244
Broadline Retail - 0.2%
Amazon.com, Inc. (b)	422	65,494
Hotels, Restaurants & Leisure - 1.9%
Amadeus IT Holding SA Class A	877	61,662
Booking Holdings, Inc. (b)	134	470,001
Expedia, Inc. (b)	626	92,855
Marriott International, Inc. Class A	563	134,968
Starbucks Corp.	607	56,469
		815,955
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	671	69,952
Sony Group Corp. sponsored ADR	454	44,379
Whirlpool Corp.	169	18,509
		132,840
Specialty Retail - 0.9%
JD Sports Fashion PLC	18,100	26,849
Lowe's Companies, Inc.	1,612	343,098
RH (b)	145	36,755
		406,702
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	120	17,824
NIKE, Inc. Class B	362	36,754
		54,578
TOTAL CONSUMER DISCRETIONARY		1,594,036
CONSUMER STAPLES - 4.9%
Beverages - 1.4%
Diageo PLC sponsored ADR	1,028	148,371
Keurig Dr. Pepper, Inc.	4,707	147,988
The Coca-Cola Co.	5,574	331,597
		627,956
Consumer Staples Distribution & Retail - 1.5%
Performance Food Group Co. (b)	1,198	87,071
Sysco Corp.	2,577	208,557
Target Corp.	949	131,987
U.S. Foods Holding Corp. (b)	1,439	66,208
Walmart, Inc.	1,033	170,703
		664,526
Household Products - 0.0%
Procter & Gamble Co.	41	6,443
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	780	102,952
Haleon PLC ADR	29,788	244,262
Kenvue, Inc.	13,491	280,073
		627,287
Tobacco - 0.6%
Altria Group, Inc.	5,773	231,613
Philip Morris International, Inc.	310	28,164
		259,777
TOTAL CONSUMER STAPLES		2,185,989
ENERGY - 9.8%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	800	53,752
Oil, Gas & Consumable Fuels - 9.7%
Exxon Mobil Corp.	24,174	2,485,329
Hess Corp.	3,644	512,091
Imperial Oil Ltd.	6,804	392,465
Kosmos Energy Ltd. (b)	45,136	273,524
MEG Energy Corp. (b)	6,500	122,898
Pioneer Natural Resources Co.	940	216,040
Shell PLC ADR	4,400	276,804
		4,279,151
TOTAL ENERGY		4,332,903
FINANCIALS - 16.4%
Banks - 11.2%
Bank of America Corp.	33,929	1,153,925
JPMorgan Chase & Co.	2,397	417,941
M&T Bank Corp.	977	134,924
PNC Financial Services Group, Inc.	2,880	435,485
Truist Financial Corp.	3,553	131,674
U.S. Bancorp	8,017	333,026
Wells Fargo & Co.	47,074	2,362,173
		4,969,148
Capital Markets - 2.0%
3i Group PLC	200	6,261
Charles Schwab Corp.	502	31,586
CME Group, Inc.	51	10,498
KKR & Co. LP	3,143	272,121
Moody's Corp.	100	39,204
Morgan Stanley	1,355	118,210
Northern Trust Corp.	4,197	334,249
Raymond James Financial, Inc.	505	55,641
State Street Corp.	141	10,416
		878,186
Financial Services - 2.8%
Edenred SA	2,004	120,024
Fidelity National Information Services, Inc.	1,399	87,102
Global Payments, Inc.	265	35,306
MasterCard, Inc. Class A	348	156,332
PayPal Holdings, Inc. (b)	852	52,270
Visa, Inc. Class A	2,881	787,262
		1,238,296
Insurance - 0.4%
Arthur J. Gallagher & Co.	95	22,055
Chubb Ltd.	555	135,975
		158,030
TOTAL FINANCIALS		7,243,660
HEALTH CARE - 11.2%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	349	60,346
Argenx SE ADR (b)	90	34,246
Insmed, Inc. (b)	1,428	39,698
Vaxcyte, Inc. (b)	1,471	105,059
Verve Therapeutics, Inc. (b)(c)	414	4,479
		243,828
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	170	19,236
Becton, Dickinson & Co.	330	78,807
Boston Scientific Corp. (b)	9,631	609,257
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	1,540	32,540
		739,840
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	2,334	254,849
Centene Corp. (b)	266	20,032
Cigna Group	1,785	537,196
CVS Health Corp.	2,448	182,058
Guardant Health, Inc. (b)	1,042	22,851
Humana, Inc.	375	141,773
McKesson Corp.	849	424,407
UnitedHealth Group, Inc.	1,605	821,343
		2,404,509
Life Sciences Tools & Services - 0.5%
Danaher Corp.	814	195,287
Thermo Fisher Scientific, Inc.	35	18,864
		214,151
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	8,550	417,839
Eli Lilly & Co.	525	338,945
GSK PLC sponsored ADR	6,175	243,542
Johnson & Johnson	1,561	248,043
Sanofi SA sponsored ADR	310	15,469
UCB SA	1,000	94,345
		1,358,183
TOTAL HEALTH CARE		4,960,511
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.5%
Airbus Group NV	1,372	218,540
General Dynamics Corp.	411	108,911
Huntington Ingalls Industries, Inc.	268	69,391
Safran SA	264	49,291
Textron, Inc.	406	34,392
The Boeing Co. (b)	5,144	1,085,590
		1,566,115
Air Freight & Logistics - 1.3%
FedEx Corp.	677	163,353
United Parcel Service, Inc. Class B	2,895	410,801
		574,154
Building Products - 0.1%
Johnson Controls International PLC	489	25,765
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	2,722	35,304
Veralto Corp.	339	25,998
		61,302
Electrical Equipment - 1.5%
Acuity Brands, Inc.	534	127,177
Hubbell, Inc. Class B	360	120,805
Regal Rexnord Corp.	730	97,426
Vertiv Holdings Co.	5,535	311,787
		657,195
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	2,739	157,164
Industrial Conglomerates - 6.4%
3M Co.	274	25,852
General Electric Co.	21,111	2,795,519
		2,821,371
Machinery - 0.8%
Chart Industries, Inc. (b)	440	51,357
Cummins, Inc.	216	51,689
Fortive Corp.	1,026	80,213
Nordson Corp.	35	8,810
Otis Worldwide Corp.	594	52,533
Stanley Black & Decker, Inc.	394	36,760
Westinghouse Air Brake Tech Co.	451	59,338
		340,700
Passenger Airlines - 0.1%
Copa Holdings SA Class A	98	9,414
Ryanair Holdings PLC sponsored ADR (b)	295	39,412
		48,826
Professional Services - 0.2%
Equifax, Inc.	129	31,520
Genpact Ltd.	1,168	41,931
Paycom Software, Inc.	95	18,073
		91,524
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	1,365	18,731
TOTAL INDUSTRIALS		6,362,847
INFORMATION TECHNOLOGY - 18.8%
IT Services - 0.4%
EPAM Systems, Inc. (b)	125	34,764
IBM Corp.	349	64,097
Snowflake, Inc. (b)	71	13,890
Twilio, Inc. Class A (b)	874	61,468
		174,219
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	367	70,596
Applied Materials, Inc.	684	112,381
Broadcom, Inc.	128	151,040
Lam Research Corp.	133	109,748
Marvell Technology, Inc.	4,882	330,511
NVIDIA Corp.	1,324	814,617
Qualcomm, Inc.	937	139,154
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,366	154,303
Teradyne, Inc.	350	33,807
		1,916,157
Software - 11.4%
Adobe, Inc. (b)	643	397,233
Autodesk, Inc. (b)	449	113,961
DoubleVerify Holdings, Inc. (b)	496	19,845
Elastic NV (b)	1,024	119,869
Intuit, Inc.	201	126,897
Microsoft Corp.	8,777	3,489,557
Oracle Corp.	2,055	229,544
PTC, Inc. (b)	290	52,389
Sage Group PLC	3,300	49,265
Salesforce, Inc. (b)	144	40,477
SAP SE sponsored ADR	2,079	359,875
Workday, Inc. Class A (b)	98	28,525
		5,027,437
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	6,268	1,155,819
Samsung Electronics Co. Ltd.	687	37,330
		1,193,149
TOTAL INFORMATION TECHNOLOGY		8,310,962
MATERIALS - 1.9%
Chemicals - 0.3%
DuPont de Nemours, Inc.	1,970	121,746
Sherwin-Williams Co.	56	17,045
		138,791
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	26,062	236,496
Freeport-McMoRan, Inc.	8,837	350,741
Ivanhoe Mines Ltd. (b)	10,000	104,950
		692,187
TOTAL MATERIALS		830,978
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	510	99,782
Crown Castle, Inc.	1,586	171,685
Equinix, Inc.	13	10,787
Simon Property Group, Inc.	1,314	182,134
		464,388
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	100	9,583
Entergy Corp.	279	27,833
PG&E Corp.	2,929	49,412
Southern Co.	5,047	350,867
		437,695
Multi-Utilities - 0.0%
Sempra	162	11,593
TOTAL UTILITIES		449,288
TOTAL COMMON STOCKS (Cost $26,675,231)		41,049,825

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	200	6,474

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	3,670	67,565

TOTAL PREFERRED STOCKS (Cost $52,030)		74,039

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	3,078,851	3,079,466
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	4,600	4,600
TOTAL MONEY MARKET FUNDS (Cost $3,084,066)		3,084,066

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,811,327)	44,207,930
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,121
NET ASSETS - 100.0%	44,211,051

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,059 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,474 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	8,495

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,238,481	6,979,512	6,138,527	91,366	-	-	3,079,466	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	276,625	142,349	414,374	1,322	-	-	4,600	0.0%
Total	2,515,106	7,121,861	6,552,901	92,688	-	-	3,084,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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